Income Tax	12 Months Ended
Dec. 31, 2021
Income Tax [Line Items]
INCOME TAX

NOTE 9 — INCOME TAX

The Company’s net deferred tax assets is as follows:

	December 31, 2021	December 31, 2020
Deferred tax assets
Net operating loss carryforward	$39,376	$893
Startup and organizational costs	1,126,756	—
Total deferred tax assets	1,166,132	893
Valuation Allowance	(1,166,132)	(893)
Deferred tax assets, net of allowance	$—	$—

The income tax provision consists of the following:

	December 31, 2021	December 31, 2020
Federal
Current	$—	$—
Deferred	(1,165,239)	(893)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	1,165,239	893
Income tax provision	$—	$—

As of December 31, 2021 and 2020, the Company had $183,256 and $4,251 of U.S. federal net operating loss carryovers available to offset future taxable income, respectively.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2021 and for the period September 15, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $1,165,239 and $893, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.00%	21.00%
Transaction costs allocable to warrant liabilities	130.35%	0.00%
Change in fair value of warrants	(12.35)%	0.00%
Fair value of private warrant liability in excess of proceeds	(26.86)%	0.00%
Business Combination Expenses	(25.27)%	0.00%
Valuation allowance	(86.87)%	(21.00)%
Income tax provision	0.00%	0.00%

The Company files income tax returns in the U.S. federal and California jurisdictions and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities.

Manscaped Holdings, LLC [Member]
Income Tax [Line Items]
INCOME TAX

9.    Income Taxes

The provision for income taxes consisted of the following (in thousands):

	Years Ended December 31,
	2021	2020
Current:
Federal	$1,439	$1,235
State	801	327
Total current tax expense	$2,240	$1,562

A reconciliation of the reported income tax provision to the provision that would result from applying the domestic federal statutory tax rate to pretax loss is as follows (in thousands):

	Years Ended December 31,
	2021	2020
Tax computed at federal statutory rate	$(65,779)	$(11,049)
State income taxes, net of federal tax benefit	224	200
Permanent differences	(92)	41
Transaction costs	970	—
Change in uncertain tax positions	204	—
Tax rate changes	(30)	82
Share-based compensation	65,066	11,986
Other	233	(2)
Valuation allowance	1,444	304
Income tax expense	$2,240	$1,562

Deferred income taxes reflect the tax effect of temporary differences between the financial reporting and tax reporting basis of assets and liabilities. As of December 31, 2021, and 2020, the deferred tax assets consist of the following (in thousands):

	December 31,
	2021	2020
Deferred tax assets:
Net operating losses	$40	$—
Accrued liabilities	240	365
Inventory capitalization	894	199
Accrued compensation	249	119
Reserve liabilities	714	314
Deferred revenue	135	66
Deferred rent	404	136
Disallowed interest	75	—
Other	124	4
Total deferred tax assets	2,875	1,203
Less: valuation allowance	(2,607)	(1,163)
Total deferred tax assets, net of valuation allowance	267	40
Deferred tax liabilities:
Property and equipment	(267)	(40)
Total deferred tax liabilities	(267)	(40)
Net deferred taxes	$—	$—

As of each reporting date, the Company’s management considers new evidence, both positive and negative, that could impact management’s view of the future realization of deferred tax assets. As of December 31, 2021, and 2020, management determined that there was not sufficient positive evidence to conclude that it is more-likely-than-not that the deferred tax assets are realizable. On the basis of this analysis, a valuation allowance of $2.6 million and $1.2 million at December 31, 2021 and 2020, respectively, has been recorded to offset the net deferred tax assets as realization of such assets is uncertain.

At December 31, 2021, the Company had state net operating loss carryforwards of $0.6 million, which may be available to offset future taxable income. The state net operating loss carryforwards begin to expire in 2039.

The future utilization of the state net operating loss carryforwards to offset future taxable income may be subject to an annual limitation as a result of ownership changes that may have occurred previously or may occur in the future. The Tax Reform Act of 1986 (the “Act”) limits a company’s ability to utilize certain tax attributes and net operating loss carryforwards in the event of a cumulative change in ownership in excess of 50% (by value) as defined in the Act. The Company may experience ownership changes in the future as a result of subsequent shifts in its stock ownership.

The Company recognizes a tax benefit from an uncertain tax position when it is more likely than not that the position will be sustained upon examination. As of December 31, 2021, the Company had $0.2 million of unrecognized tax benefits that, if recognized and realized, would impact the effective tax rate. The Company does not anticipate that the amount of the unrecognized tax benefits as of December 31, 2021 will significantly change within the next twelve months. The Company’s practice is to recognize interest and penalties related to uncertain tax positions in income tax expense. The Company had $0.1 million of interest and penalties accrued on the Company’s consolidated balance sheet as of December 31, 2021. The Company had no interest and/or penalties accrued on the consolidated balance sheet as of December 31, 2020. Further, the Company recognized $0.1 million of interest and penalties in the statement of operations for the year ended December 31, 2021. There were no interest and penalties recognized in the statement of operations for the year ended December 31, 2020 related to uncertain tax positions.

The following table provides a reconciliation of changes in unrecognized tax benefits (in thousands):

December 31, 2021
Balance at beginning of period	$—
Additions related to current period tax positions	—
Additions related to prior period tax positions	204
Reductions related to prior period tax positions	—
Balance at end of period	$204

The Company has not been subjected to any U.S. federal or state and local income tax examinations by tax authorities. The Company’s tax returns are subject to examination by the U.S. federal and state taxing authorities beginning in 2018.

In response to the COVID-19 pandemic, the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) was signed into law in the U.S. in March 2020. The CARES Act adjusted a number of provisions of the tax code, including the eligibility of certain deductions and the treatment of net operating losses and tax credits. The enactment of the CARES Act did not result in any material adjustments to the Company’s income tax provision for the years ended December 31, 2021 and 2020 or to its deferred tax assets as of December 31, 2021 and 2020.